COMMITMENTS AND CONTINGENCIES - Unconditional Purchase Commitments (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Contracts for capital expenditures	$ 3,332	$ 2,995
Contracts for operating expenditures	3,682	3,405
Contractual capital and operating commitments	7,014	6,400
Due within the next 12 months	$ 3,656	$ 3,543